Unaudited Condensed Statements of Cash Flows (Q3) - USD ($)	5 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2022
Cash flows from operating activities:
Net income (loss)	$ (338)	$ 6,685,193
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest income on cash and marketable securities held in Trust Account		(1,371,326)
Change in fair value of warrant liabilities		(6,246,897)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		237,418
Accrued offering costs and expenses	338	215,900
Income tax payable		69,484
Due to related party		8,387
Net cash used in operating activities		(401,841)
Cash flows from investing activities:
Reimbursement of franchise tax payment from Trust Account		8,484
Reimbursement by related party		25,000
Net cash provided by (used in) investing activities		33,484
Net change in cash		(368,357)
Cash, beginning of the period		741,228
Cash, end of the period		372,871
Supplemental disclosure of cash flow information:
Accretion of common stock to redemption value		1,149,819
Deferred offering costs paid through issuance of founder shares	25,000
Deferred offering costs paid through issuance of promissory note	137,793
Deferred offering costs included in accrued offering costs and expenses	$ 31,209